STATUTORY RESERVES	12 Months Ended
Dec. 31, 2013
STATUTORY RESERVES
STATUTORY RESERVES

18.                               STATUTORY RESERVES

Prior to payment of dividends, pursuant to the PRC laws and regulations, enterprises incorporated in the PRC must make appropriations from after-tax profit to non-distributable reserve funds as determined by the Board of Directors of each company. These reserves include (i) general reserve, and (ii) other reserves at the discretion of the Board of Director.

Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax profits as determined under PRC laws and regulations at each year-end until the balance reaches 50% of the PRC entity registered capital; the other reserve appropriations are at the Company’s discretion. These reserves can only be used for specific purposes of enterprise expansion and are not distributable as cash dividends. The Company’s subsidiaries, the VIE and the VIE’s subsidiaries contributed $108, $370 and $1,114 to the general reserve during the years ended December 31, 2011, 2012 and 2013, respectively.

PRC laws and regulations require private schools that require reasonable returns to make annual appropriations of 25% of after-tax income before payments of dividend to a fund to be used for the construction or maintenance of the school or procurement or upgrading of educational equipment.  For private schools that do not require reasonable returns, this amount should be equivalent to no less than 25% of the annual increase of its net assets as determined in accordance with generally accepted accounting principles in the PRC. The Group’s private schools made appropriation to the reserve of $913, $114 and $810 for the years ended December 31, 2011, 2012 and 2013, respectively.

These reserves are included as statutory reserves in the consolidated statements of changes in equity. The statutory reserves cannot be transferred to the Company in the form of loans or advances and are not distributable as cash dividends except in the event of liquidation.